TAXES ON INCOME - Schedule of reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance		$ 436.3	[1]	$ 469.5
Decrease related to tax positions taken during prior years		35.2		85.4
Increase related to tax positions taken during the current year		51.9		52.2
Ending balance	[1]	$ 453.0		$ 436.3

[1]	As of December 31, 2023 and 2022 unrecognized tax benefit in the amounts of $17.0 and $16.6 was presented net from deferred tax asset.